Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 1.8%
Entertainment 0.7%
Cinemark Holdings, Inc.	76,316	2,583,297
Media 1.1%
Sinclair Broadcast Group, Inc. "A"	119,751	3,992,498
Consumer Discretionary 13.8%
Auto Components 1.7%
Fox Factory Holding Corp.*	67,833	4,719,142
Tenneco, Inc. "A"	111,868	1,465,470
		6,184,612
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.*	22,385	3,364,242
K12, Inc.*	140,512	2,859,419
ServiceMaster Global Holdings, Inc.*	35,203	1,360,948
		7,584,609
Hotels, Restaurants & Leisure 1.6%
Hilton Grand Vacations, Inc.*	78,846	2,711,514
Jack in the Box, Inc.	38,892	3,034,743
		5,746,257
Household Durables 4.1%
Helen of Troy Ltd.*	42,217	7,590,194
iRobot Corp.* (a)	52,179	2,641,823
TopBuild Corp.*	42,279	4,358,119
		14,590,136
Internet & Direct Marketing Retail 0.3%
Grubhub, Inc.*	15,421	750,077
RealReal, Inc.* (a)	14,570	274,645
		1,024,722
Leisure Products 0.9%
YETI Holdings, Inc.*	93,801	3,262,399
Specialty Retail 2.3%
Burlington Stores, Inc.*	13,872	3,163,232
Camping World Holdings, Inc. "A"	214,010	3,154,507
The Children's Place, Inc.	33,473	2,092,732
		8,410,471
Textiles, Apparel & Luxury Goods 0.8%
Carter's, Inc.	24,458	2,674,238
Consumer Staples 3.0%
Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	31,457	5,001,349
Household Products 1.6%
Church & Dwight Co., Inc.	44,299	3,115,992
Spectrum Brands Holdings, Inc.	43,726	2,811,144
		5,927,136
Energy 1.6%
Energy Equipment & Services 0.8%
Dril-Quip, Inc.*	33,356	1,564,730
SEACOR Marine Holdings, Inc.*	84,555	1,166,013
		2,730,743
Oil, Gas & Consumable Fuels 0.8%
California Resources Corp.* (a)	122,292	1,104,297
Contango Oil & Gas Co.*	229,476	842,177
Contango Oil & Gas Co., 144A*	300,000	1,101,000
		3,047,474
Financials 5.5%
Banks 3.1%
Eagle Bancorp., Inc.	32,517	1,581,302
South State Corp.	37,253	3,231,698
Synovus Financial Corp.	101,583	3,982,053
TriState Capital Holdings, Inc.*	84,962	2,219,207
		11,014,260
Capital Markets 1.1%
Affiliated Managers Group, Inc.	15,215	1,289,319
Moelis & Co. "A"	83,995	2,681,121
		3,970,440
Consumer Finance 0.3%
Green Dot Corp. "A"*	44,996	1,048,407
Insurance 1.0%
Progressive Corp.	51,175	3,704,558
Health Care 25.0%
Biotechnology 9.1%
Acceleron Pharma, Inc.*	23,613	1,251,961
Aimmune Therapeutics, Inc.*	105,833	3,542,231
Alkermes PLC*	36,429	743,152
Amicus Therapeutics, Inc.*	72,726	708,351
Arena Pharmaceuticals, Inc.*	44,221	2,008,518
Biohaven Pharmaceutical Holding Co., Ltd.*	38,790	2,111,728
BioMarin Pharmaceutical, Inc.*	50,016	4,228,853
Bluebird Bio, Inc.*	13,726	1,204,456
Blueprint Medicines Corp.*	26,326	2,108,976
Emergent BioSolutions, Inc.*	45,368	2,447,604
Global Blood Therapeutics, Inc.*	21,100	1,677,239
Heron Therapeutics, Inc.*	137,437	3,229,769
Ligand Pharmaceuticals, Inc.*	20,196	2,106,241
Neurocrine Biosciences, Inc.*	31,623	3,399,156
Retrophin, Inc.*	136,387	1,936,695
		32,704,930
Health Care Equipment & Supplies 4.6%
Cardiovascular Systems, Inc.*	75,741	3,680,255
Globus Medical, Inc. "A"*	49,547	2,917,328
iRhythm Technologies, Inc.*	18,915	1,287,922
Masimo Corp.*	28,111	4,443,225
Natus Medical, Inc.*	80,982	2,671,596
Tandem Diabetes Care, Inc.*	23,207	1,383,369
		16,383,695
Health Care Providers & Services 7.8%
AMN Healthcare Services, Inc.*	102,667	6,397,181
HealthEquity, Inc.*	24,766	1,834,418
Molina Healthcare, Inc.*	42,184	5,723,947
Option Care Health, Inc.*	1,081,894	4,035,464
Providence Service Corp.*	79,546	4,707,532
RadNet, Inc.*	165,276	3,355,103
Tivity Health, Inc.*	92,156	1,874,914
		27,928,559
Health Care Technology 1.5%
HMS Holdings Corp.*	186,259	5,513,266
Pharmaceuticals 2.0%
ANI Pharmaceuticals, Inc.*	47,170	2,908,974
Avadel Pharmaceuticals PLC (ADR)* (a)	101,972	769,889
Pacira BioSciences, Inc.*	76,241	3,453,717
		7,132,580
Industrials 20.4%
Aerospace & Defense 2.0%
Ducommun, Inc.*	144,631	7,308,204
Building Products 1.8%
Masonite International Corp.*	88,216	6,370,077
Commercial Services & Supplies 2.8%
MSA Safety, Inc.	27,007	3,412,605
The Brink's Co.	74,440	6,750,219
		10,162,824
Construction & Engineering 1.5%
MasTec, Inc.*	86,046	5,520,711
Electrical Equipment 3.0%
Allied Motion Technologies, Inc.	53,498	2,594,653
Generac Holdings, Inc.*	22,593	2,272,630
Thermon Group Holdings, Inc.*	214,716	5,754,389
		10,621,672
Machinery 3.1%
Chart Industries, Inc.*	50,416	3,402,576
Hillenbrand, Inc.	83,300	2,774,723
Hyster-Yale Materials Handling, Inc.	45,759	2,697,951
Kennametal, Inc.	57,262	2,112,395
		10,987,645
Professional Services 1.7%
Kforce, Inc.	133,921	5,316,664
Mistras Group, Inc.*	47,492	677,711
		5,994,375
Trading Companies & Distributors 4.5%
H&E Equipment Services, Inc.	132,333	4,423,892
Rush Enterprises, Inc. "A"	183,900	8,551,350
Titan Machinery, Inc.*	221,091	3,267,725
		16,242,967
Information Technology 20.3%
Communications Equipment 1.1%
Lumentum Holdings, Inc.*	51,340	4,071,262
IT Services 3.9%
MAXIMUS, Inc.	74,339	5,530,078
WEX, Inc.*	16,579	3,472,637
WNS Holdings Ltd. (ADR)*	72,516	4,796,934
		13,799,649
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	42,567	3,030,770
Cabot Microelectronics Corp.	19,057	2,750,306
Entegris, Inc.	29,901	1,497,741
Inphi Corp.*	48,878	3,617,950
		10,896,767
Software 12.3%
Agilysys, Inc.*	254,909	6,477,238
Aspen Technology, Inc.*	28,156	3,404,905
Bill.Com Holdings, Inc.*	3,479	132,376
Cornerstone OnDemand, Inc.*	77,374	4,530,248
Envestnet, Inc.*	70,869	4,934,608
Five9, Inc.*	63,908	4,191,087
Intelligent Systems Corp.*	21,055	840,937
New Relic, Inc.*	9,052	594,807
Proofpoint, Inc.*	29,698	3,408,736
QAD, Inc. "A"	95,042	4,840,489
Tyler Technologies, Inc.*	13,337	4,001,367
Varonis Systems, Inc.*	84,500	6,566,495
		43,923,293
Materials 2.6%
Chemicals 0.3%
Trinseo SA	29,121	1,083,592
Construction Materials 1.4%
Eagle Materials, Inc.	43,066	3,904,364
U.S. Concrete, Inc.*	22,100	920,686
		4,825,050
Metals & Mining 0.9%
Cleveland-Cliffs, Inc. (a)	401,421	3,371,936
Real Estate 5.1%
Equity Real Estate Investment Trusts (REITs)
Americold Realty Trust	93,507	3,278,355
EastGroup Properties, Inc.	15,720	2,085,572
Essential Properties Realty Trust, Inc.	135,354	3,358,133
Four Corners Property Trust, Inc.	77,435	2,182,893
National Storage Affiliates Trust	128,293	4,313,211
QTS Realty Trust, Inc. "A"	58,519	3,175,826
		18,393,990
Total Common Stocks (Cost $289,402,046)		355,734,650
Convertible Preferred Stocks 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $212,100)	2,121	314,746
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (c) (d) (Cost $8,041,470)	8,041,470	8,041,470
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.62% (c) (Cost $3,075,990)	3,075,990	3,075,990
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $300,731,606)	102.3	367,166,856
Other Assets and Liabilities, Net	(2.3)	(8,376,809)
Net Assets	100.0	358,790,047

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (c) (d)
16,349,929	—	8,308,459 (e)	—	—	66,073	—	8,041,470	8,041,470
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.62% (c)
6,299,058	12,372,693	15,595,761	—	—	24,052	—	3,075,990	3,075,990
22,648,987	12,372,693	23,904,220	—	—	90,125	—	11,117,460	11,117,460

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2019 amounted to $7,928,965, which is 2.2% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2019.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$354,633,650	$1,101,000	$—	$355,734,650
Convertible Preferred Stocks	—	—	314,746	314,746
Short-Term Investments (f)	11,117,460	—	—	11,117,460
Total	$365,751,110	$1,101,000	$314,746	$367,166,856

(f)	See Investment Portfolio for additional detailed categorizations.